Average Annual Total Returns - Class IS and R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.19%	4.20%	5.16%
Lipper High Yield Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.68%	3.64%	4.34%
A
Prospectus [Line Items]
Average Annual Return, Percent		1.30%	2.41%	4.25%
C
Prospectus [Line Items]
Average Annual Return, Percent		4.32%	2.98%	4.54%
IS
Prospectus [Line Items]
Average Annual Return, Percent		6.37%	3.44%	4.77%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	1.08%	2.30%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.73%	1.58%	2.54%
R6
Prospectus [Line Items]
Average Annual Return, Percent		6.50%	3.45%	4.78%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate, taxable bond market.
[2]	The Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg US Corporate High Yield Index that measures the noninvestment-grade, U.S. dollar denominated, fixed-rate, taxable corporate bond market. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
[3]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., with the primary objective of investing in domestic or regionally focused bonds within the noninvestment-grade classification (below BBB) and are not adjusted to reflect any sales charges.